STOCKHOLDERS’ EQUITY (Details) (USD $)	May 31, 2021	Sep. 30, 2016	Jul. 31, 2016
Warrants Outstanding Exercise Price 1	$ 1.00	$ 1.30	$ 1.3
Number of Warrants Outstanding 1	375,000	1,000,000	3,036,450
August 31, 2014 [Member]
Warrants Outstanding Exercise Price 1	$ 1.00		$ 1.3
Number of Warrants Outstanding 1	375,000		3,036,450